Leases	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Leases
42.	LEASES

(1)	Lessor

1)	Finance lease

①	The total investment in finance lease and the present value of the minimum lease payments to be recovered are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Total investment in lease	Net investment in lease
Within one year	70,740	69,030
After one year but within two years	133,398	124,904
After two years but within three years	239,895	218,911
After three years but within four years	367,991	331,685
After four years but within five years	486,490	429,034
After five years	2	1

Total	1,298,516	1,173,565

	December 31, 2022
	Total investment in lease	Net investment in lease
Within one year	160,181	146,749
After one year but within two years	231,075	215,497
After two years but within three years	366,599	338,709
After three years but within four years	501,034	452,099
After four years but within five years	368,420	314,696
After five years	19	18

Total	1,627,328	1,467,768

②	The unrealized interest income of the finance lease is as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Total investment in lease	1,298,516	1,627,328
Net investment in lease	1,173,565	1,467,768
Present value of minimum lease payments	1,173,565	1,467,768
Present value of unguaranteed residual value	—	—

Unearned interest income	124,951	159,560

2)	Operating lease

①	The details of operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Prepaid lease assets	4,579	3,121
Operating lease assets
Acquisition cost	2,299,968	3,320,275
Accumulated depreciation	(521,660)	(729,818)
Net carrying value	1,778,308	2,590,457

Total	1,782,887	2,593,578

②
The details of changes in operating lease assets as of December 31, 2022 are as follows and there is no details of changes in operating lease assets as of December 31, 2021 (Unit: Korean Won in millions)

	December 31, 2021	December 31, 2022
Beginning balance	1,116,175	1,778,308
Acquisition	984,093	1,321,251
Disposal	(93,138)	(138,189)
Depreciation	(250,971)	(388,895)
Others	22,149	17,982

Ending balance	1,778,308	2,590,457

③	The future lease payments to be received under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Within one year	377,153	567,998
After one year but within two years	347,539	526,899
After two years but within three years	262,176	420,244
After three years but within four years	170,391	275,080
After four years but within five years	79,555	86,606

Total	1,236,814	1,876,827

④	There is no adjusted lease payments recognized as profit or loss for the years ended December 31, 2021 and 2022.

(2)	Lessee

1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Lease payments
Within one year	151,259	170,781
After one year but within five years	155,707	152,145
After five years	38,275	33,007

Total	345,241	355,933

2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022
Total cash outflows from lease	180,884	192,540

3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is low value are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022
Lease payments for short-term leases	1,598	1,469
Lease payments for which the underlying asset is of low value	1,488	1,316

Total	3,086	2,785

Variable lease payments that were not included in the measurement of lease liabilities for the years ended December 31, 2022 were 5,470 million Won.

(3)
The Group uses a practical expedient that does not assess whether it is a lease change to the rend discount incurred directly as a result of
COVID-19.
Accordingly, the amount recognized in profit or loss during the reporting period is 15,880 million
W
on, to reflect changes in lease payments arising from the rent concession.